Generation Separation (Tables)	12 Months Ended
Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of Balance Sheet and Profit and Loss Information for Discontinued Operations
The following table summarizes the major categories of assets and liabilities at the dates indicated:

$ in millions	December 31, 2019	December 31, 2018
Accounts receivable, net	17.4	4.0
Taxes applicable to subsequent years	—	2.3
Prepayments and other current assets	0.3	2.4
Intangible assets, net of amortization	—	5.3
Total assets of the disposal group classified as assets of discontinued operations and held-for-sale businesses in the balance sheets	$17.7	$14.0

Accounts payable	$3.8	$3.9
Accrued taxes	—	3.1
Accrued and other current liabilities	3.1	5.2
Deferred income taxes (a)	—	(39.8)
Taxes payable	—	2.3
Accrued pension and other post-retirement benefits	—	9.7
Asset retirement obligations	—	90.4
Other non-current liabilities	6.2	6.6
Total liabilities of the disposal group classified as liabilities of discontinued operations and held-for-sale businesses in the balance sheets	$13.1	$81.4

(a)	Deferred income taxes represent the tax asset position of the discontinued group of components, which were netted with liabilities on DPL prior to classification as discontinued operations.

The following table summarizes the revenues, operating costs, other expenses and income tax of discontinued operations for the periods indicated:

	Years ended December 31,
$ in millions	2019	2018	2017
Revenues	$51.4	$158.6	$492.9
Operating costs and other expenses	3.6	(88.1)	(444.5)
Fixed-asset impairment	—	—	(175.8)
Income / (loss) from discontinued operations	55.0	70.5	(127.4)
Gain / (loss) from disposal of discontinued operations	20.1	(1.6)	14.0
Income tax expense / (benefit) from discontinued operations	15.6	30.0	(20.3)
Net income / (loss) from discontinued operations	$59.5	$38.9	$(93.1)